Variable Interest Entities - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entities
Net income (loss)	$ 19,286	$ (996)	$ (10,927)	$ (14,322)
Variable Interest Entity
Variable Interest Entities
Net income (loss)	19,286	996	(10,927)	(14,322)
Net income (loss) attributable to noncontrolling interest	$ 0	$ 0	$ 0	$ 0